MFS® Blended Research® Core Equity Fund
MFS® Blended Research® Core Equity Fund Summary of Key Information
Investment Objective
The fund’s investment objective is to seek capital appreciation.
Fees and Expenses

This table describes the fees and expenses that you may pay when you buy and hold shares of the fund. Expenses have been adjusted to reflect the current management fee set forth in the fund’s Investment Advisory Agreement.

You may qualify for sales charge reductions if you and certain members of your family invest, or agree to invest in the future, at least $50,000 in MFS Funds. More information about these and other waivers and reductions is available from your financial intermediary and in “Sales Charges and Waivers or Reductions” on page 8 of the fund’s Prospectus and “Waivers of Sales Charges” on page H-1 of the fund’s Statement of Additional Information (“SAI”).

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - MFS® Blended Research® Core Equity Fund	A		B	C	I	R1	R2	R3	R4	R6
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%		none	none	none	none	none	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	1.00%	[1]	4.00%	1.00%	none	none	none	none	none	none
[1]	This contingent deferred sales charge (CDSC) applies to shares purchased without an initial sales charge and redeemed within 18 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - MFS® Blended Research® Core Equity Fund		A	B	C	I	R1	R2	R3	R4	R6
Management Fee		0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%	0.40%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%	none	1.00%	0.50%	0.25%	none	none
Other Expenses		0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%	0.08%
Total Annual Fund Operating Expenses		0.85%	1.60%	1.60%	0.60%	1.60%	1.10%	0.85%	0.60%	0.48%
Fee Reductions and/or Expense Reimbursements	[1]	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.11%)	(0.06%)
Total Annual Fund Operating Expenses After Fee Reductions and/or Expense Reimbursements		0.74%	1.49%	1.49%	0.49%	1.49%	0.99%	0.74%	0.49%	0.42%
[1]	Massachusetts Financial Services Company has agreed in writing to bear the fund's expenses, excluding interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses (such as interest and borrowing expenses incurred in connection with the fund's investment activity), such that "Total Annual Fund Operating Expenses" do not exceed 0.74% of the class' average daily net assets annually for each of Class A and Class R3 shares, 1.49% of the class' average daily net assets annually for each of Class B, Class C, and Class R1 shares, 0.49% of the class' average daily net assets annually for each of Class I and Class R4 shares, 0.99% of the class' average daily net assets annually for Class R2 shares, and 0.42% of the class' average daily net assets annually for Class R6 shares. This written agreement will continue until modified by the fund's Board of Trustees, but such agreement will continue until at least January 31, 2018.

Example

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that: you invest $10,000 in the fund for the time periods indicated and you redeem your shares at the end of the time periods (unless otherwise indicated); your investment has a 5% return each year; and the fund’s operating expenses remain the same.

Although your actual costs will likely be higher or lower, under these assumptions your costs would be:
Expense Example - MFS® Blended Research® Core Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
A	646	820	1,009	1,554
B	552	794	1,060	1,690
C	252	494	860	1,891
I	50	181	324	740
R1	152	494	860	1,891
R2	101	339	596	1,330
R3	76	260	461	1,039
R4	50	181	324	740
R6	43	148	263	598

Expense Example No Redemption - MFS® Blended Research® Core Equity Fund - USD ($)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
B	152	494	860	1,690
C	152	494	860	1,891

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These transaction costs, which are not reflected in “Annual Fund Operating Expenses” or in the “Example,” affect the fund’s performance.  During the most recent fiscal year, the fund’s portfolio turnover rate was 43% of the average value of its portfolio.

Principal Investment Strategies

MFS (Massachusetts Financial Services Company, the fund’s investment adviser) seeks to achieve the fund’s objective by actively selecting potential investments based on fundamental and quantitative analysis and then constructing a portfolio from these potential investments by systematically controlling various risk factors (e.g., issuer, industry, and sector weightings, market capitalization, and volatility) compared to an index that represents the fund’s investment universe.

MFS normally invests at least 80% of the fund’s net assets in equity securities.

Equity securities include common stocks and other securities that represent an ownership interest (or right to acquire an ownership interest) in a company or other issuer.

In selecting investments for the fund, MFS is not constrained to any particular investment style. MFS may invest the fund’s assets in the stocks of companies it believes to have above average earnings growth potential compared to other companies (growth companies), in the stocks of companies it believes are undervalued compared to their perceived worth (value companies), or in a combination of growth and value companies.

While MFS may invest the fund’s assets in companies of any size, MFS primarily invests in companies with large capitalizations.

MFS may invest the fund’s assets in foreign securities.

MFS normally allocates the fund’s investments across different industries and sectors, but MFS may invest a significant percentage of the fund’s assets in issuers in a single or small number of industries or sectors.

MFS uses an active bottom-up approach to buying and selling investments for the fund. Investments are selected primarily based on blending fundamental and quantitative research. MFS uses fundamental analysis of individual issuers to determine a fundamental rating for an issuer.  MFS uses quantitative analysis to determine a quantitative rating for an issuer. When MFS quantitative research is available but MFS fundamental research is not available, MFS considers the issuer to have a neutral fundamental rating.

MFS constructs the portfolio by considering the blended rating from combining the fundamental rating and the quantitative rating, issuer, industry, and sector weightings, market capitalization, volatility, and other factors.  MFS’ goal is to construct an actively managed portfolio with a target predicted tracking error of approximately 2% compared to the Standard & Poor’s 500 Stock Index (the “Index”).  Tracking error generally measures how the differences between the fund’s monthly returns and the Index’s monthly returns have varied over a specified time period.

For purposes of the fund’s 80% policy, net assets include the amount of any borrowings for investment purposes.

Principal Risks

As with any mutual fund, the fund may not achieve its objective and/or you could lose money on your investment in the fund. An investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency.

The principal risks of investing in the fund are:

Equity Market/Company Risk: Equity markets are volatile and can decline significantly in response to, or investor perceptions of, issuer, market, economic, industry, political, regulatory, geopolitical, and other conditions.  These conditions can affect a single issuer or type of security, issuers within a broad market sector, industry or geographic region, or the equity markets in general.  Certain events can have a dramatic adverse effect on equity markets and may lead to periods of high volatility in an equity market or a segment of an equity market.

Investment Strategy Risk:  There is no assurance that the fund will meet its target predicted tracking error over the long term or for any year or period of years, or that the fund’s predicted tracking error and actual tracking error will be similar.  The fund’s strategy to target a predicted tracking error of approximately 2% compared to the Index and to blend fundamental and quantitative research may not produce the intended results. In addition, MFS fundamental research is not available for all issuers.

Foreign Risk:  Exposure to foreign markets through issuers or currencies can involve additional risks relating to market, economic, industry, political, regulatory, geopolitical, and other conditions. These factors can make foreign investments, especially those in emerging markets, more volatile and less liquid than U.S. investments. In addition, foreign markets can react differently to these conditions than the U.S. market.

Industry and Sector Focus Risk:  Issuers in an industry or sector can react similarly to market, economic, political, regulatory, geopolitical, and other conditions, and the fund’s performance will be affected by the conditions in the industries and sectors to which the fund is exposed.

Liquidity Risk:  It may be difficult to value, and it may not be possible to sell, certain investments, types of investments, and/or investments in certain segments of the market, and the fund may have to sell certain of these investments at a price or time that is not advantageous in order to meet redemptions or other cash needs.

Investment Selection Risk:  MFS’ investment analysis, its development and use of quantitative models, and its selection of investments may not produce the intended results and/or can lead to an investment focus that results in the fund underperforming other funds with similar investment strategies and/or underperforming the markets in which the fund invests. Investments selected using quantitative models may not produce the intended results due to the factors used in the models, the weight placed on each factor in the models, changing sources of market return, and technical issues in the design, development, implementation, and maintenance of the models (e.g., incomplete or inaccurate data, programming or other software issues, and technology failures).

Performance Information

The bar chart and performance table below are intended to provide some indication of the risks of investing in the fund by showing changes in the fund’s performance over time and how the fund’s performance over time compares with that of a broad measure of market performance.

Performance information prior to June 1, 2008, reflects time periods when the fund had a policy of investing at least 80% of its net assets in union- and labor-sensitive companies. This policy was eliminated effective June 1, 2008. The fund’s past performance (before and after taxes) does not necessarily indicate how the fund will perform in the future. Updated performance is available online at mfs.com or by calling 1-800-225-2606.

The bar chart does not take into account any sales charges (loads) that you may be required to pay upon purchase or redemption of the fund’s shares. If these sales charges were included, they would reduce the returns shown.

Class A Bar Chart.

During the period(s) shown in the bar chart, the highest quarterly return was 15.30% (for the calendar quarter ended June 30, 2009) and the lowest quarterly return was (21.23)% (for the calendar quarter ended December 31, 2008).

Performance Table.
Average Annual Total Returns (For the Periods Ended December 31, 2016)
Average Annual Returns - MFS® Blended Research® Core Equity Fund	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
B	B Shares Returns Before Taxes	3.32%	12.58%	6.15%
C	C Shares Returns Before Taxes	6.33%	12.83%	6.00%
I	I Shares Returns Before Taxes	8.36%	13.97%	7.05%
R1	R1 Shares Returns Before Taxes	7.28%	12.83%	6.00%
R2	R2 Shares Returns Before Taxes	7.81%	13.40%	6.53%
R3	R3 Shares Returns Before Taxes	8.10%	13.67%	6.80%
R4	R4 Shares Returns Before Taxes	8.39%	13.96%	7.06%
R6	R6 Shares Returns Before Taxes	8.51%	14.08%	7.10%
A	A Shares Returns Before Taxes	1.91%	12.35%	6.15%
After Taxes on Distributions | A	A Shares Returns After Taxes on Distributions	1.67%	11.75%	5.72%
After Taxes on Distributions and Sale of Fund Shares | A	A Shares Returns After Taxes on Distributions and Sale of Fund Shares	1.28%	9.80%	4.90%
Standard & Poor’s 500 Stock Index	Index Comparison (Reflects no deduction for fees, expenses, or taxes) Standard & Poor's 500 Stock Index	11.96%	14.66%	6.95%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your own tax situation, and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-advantaged arrangements, such as 401(k) plans or individual retirement accounts. The after-tax returns are shown for only one of the fund’s classes of shares, and after-tax returns for the fund’s other classes of shares will vary from the returns shown.